Segment information and information by geographical area - Identifiable assets and investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical areas
Assets	€ 142,606	€ 152,130
Capital expenditure in tangible and intangible assets	9,215	8,056	€ 5,234
Italy
Geographical areas
Capital expenditure in tangible and intangible assets	2,006	1,475	1,333
Other European Union
Geographical areas
Capital expenditure in tangible and intangible assets	485	415	199
Rest of Europe
Geographical areas
Capital expenditure in tangible and intangible assets	235	205	202
Americas
Geographical areas
Capital expenditure in tangible and intangible assets	609	1,266	659
Asia
Geographical areas
Capital expenditure in tangible and intangible assets	1,471	1,390	1,203
Africa
Geographical areas
Capital expenditure in tangible and intangible assets	4,105	3,163	1,604
Other areas
Geographical areas
Capital expenditure in tangible and intangible assets	304	142	34
Allocated amounts
Geographical areas
Assets	99,664	100,686	94,292
Allocated amounts | Italy
Geographical areas
Assets	30,026	29,195	23,718
Allocated amounts | Other European Union
Geographical areas
Assets	6,962	7,689	6,902
Allocated amounts | Rest of Europe
Geographical areas
Assets	5,124	6,564	6,114
Allocated amounts | Americas
Geographical areas
Assets	7,658	8,892	5,718
Allocated amounts | Asia
Geographical areas
Assets	17,855	18,653	17,483
Allocated amounts | Africa
Geographical areas
Assets	30,928	28,167	33,499
Allocated amounts | Other areas
Geographical areas
Assets	€ 1,111	€ 1,526	€ 858